Financial Highlights - Financial Highlights for Limited Partner Class (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Per Unit Performance (for a unit outstanding throughout the year):
Net realized and unrealized gains (losses)	$ (1.33)	$ 2.69	$ 5.83
Net investment loss	(1.33)	(1.29)	(1.01)
Increase (decrease) for the year	(2.66)	1.40	4.82
Net asset value per Unit, beginning of year	22.49	21.09	16.27
Ending net asset value per Unit	$ 19.83	$ 22.49	$ 21.09
Ratios to Average Limited Partners' Capital:
Net investment loss	(6.20%)	(6.00%)	(6.20%)
Operating expenses before incentive fees	5.60%	5.50%	6.20%
Incentive fees	0.80%	0.50%
Operating expenses after incentive fees	6.40%	6.00%	6.20%
Total return:
Total return before incentive fees	(11.00%)	7.10%	29.60%
Incentive fees	(0.80%)	(0.50%)
Total return after incentive fees	(11.80%)	6.60%	29.60%
Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Per Unit Performance (for a unit outstanding throughout the year):
Net realized and unrealized gains (losses)	$ (0.86)	$ 0.07	$ 2.85
Net investment loss	(0.62)	(0.71)	(0.67)
Increase (decrease) for the year	(1.48)	(0.64)	2.18
Net asset value per Unit, beginning of year	12.08	12.72	10.54
Net asset value per Unit, beginning of year	12.08	12.72
Net asset value per Unit, end of year	10.60	12.08	12.72
Liquidation redemption per Unit at December 31, 2016	$ (10.60)
Ending net asset value per Unit		$ 12.08	$ 12.72
Ratios to Average Limited Partners' Capital:
Net investment loss	(5.40%)	(5.60%)	(6.50%)
Operating expenses before incentive fees	5.60%	5.60%	6.60%
Operating expenses after incentive fees	5.60%	5.60%	6.60%
Total return:
Total return before incentive fees	(12.30%)	(5.00%)	20.70%
Total return after incentive fees	(12.30%)	(5.00%)	20.70%
Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Per Unit Performance (for a unit outstanding throughout the year):
Net realized and unrealized gains (losses)	$ 0.49	$ 0.71	$ 3.42
Net investment loss	(0.76)	(1.05)	(1.10)
Increase (decrease) for the year	(0.27)	(0.34)	2.32
Net asset value per Unit, beginning of year	14.20	14.54	12.22
Net asset value per Unit, beginning of year	14.20	14.54
Net asset value per Unit, end of year	13.93	14.20	14.54
Liquidation redemption per Unit at December 31, 2016	$ (13.93)
Ending net asset value per Unit		$ 14.20	$ 14.54
Ratios to Average Limited Partners' Capital:
Net investment loss	(5.30%)	(7.20%)	(8.70%)
Operating expenses before incentive fees	5.50%	5.50%	6.20%
Incentive fees		1.70%	2.50%
Operating expenses after incentive fees	5.50%	7.20%	8.70%
Total return:
Total return before incentive fees	(1.90%)	(0.60%)	21.60%
Incentive fees		(1.70%)	(2.60%)
Total return after incentive fees	(1.90%)	(2.30%)	19.00%